Leases - Schedule of Profit or Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit or Loss [Abstract]
Interest on lease liabilities			$ 23,700	$ 48,363	$ 42,130
Depreciation charge of right-of-use assets	$ 363,611	$ 358,474	712,003	743,956	871,157
Expense relating to short-term leases			11,126	42,931	157,264
Loss on lease modifications					65,406
Total amount recognized in profit or loss			$ 746,829	$ 835,250	$ 1,135,957